Quarterly Information (unaudited) Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 1,801	$ 1,550	$ 1,537	$ 1,517	$ 1,782	$ 1,663	$ 1,593	$ 1,478	$ 6,405	$ 6,516	$ 6,543
Gross Profit	442	410	403	420	510	472	461	412
Income (loss) from operations	63	125	(106)	109	202	199	175	115	191	691	674
Income from continuing operations					(35)	118	97	57	(36)	237	283
Income (loss) from discontinued operations, net of tax	(14)	(1)	(2)	(35)	(10)	0	5	0	(52)	(5)	(13)
Net income (loss) attributable to NCR	$ (60)	$ 72	$ (157)	$ 8	$ (56)	$ 106	$ 90	$ (17)	$ (88)	$ 232	$ 270
From continuing operations (in dollars per share)	$ (0.39)	$ 0.62	$ (1.31)	$ 0.36	$ (0.38)	$ 0.87	$ 0.70	$ (0.14)	$ (0.72)	$ 1.05	$ 1.86
From continuing operations (in dollars per share)	(0.39)	0.57	(1.31)	0.35	(0.38)	0.77	0.64	(0.14)	(0.72)	1.01	1.80
Net income per common share:
Basic (in dollars per share)	(0.51)	0.61	(1.33)	0.07	(0.46)	0.87	0.74	(0.14)	(1.16)	1.01	1.76
Diluted (in dollars per share)	$ (0.51)	$ 0.56	$ (1.33)	$ 0.06	$ (0.46)	$ 0.77	$ 0.67	$ (0.14)	$ (1.16)	$ 0.97	$ 1.71